Subsequent Events	12 Months Ended
Apr. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 18 – Subsequent events

Dissolution of dormant subsidiary

On May 22, 2026, PerpetualPay Ltd., a dormant Polish subsidiary held through PML, was dissolved. The dissolution did not result in a material change to the consolidated group’s operations.

Termination of PML customer arrangement

In May 2026, PML and its sole customer mutually agreed to terminate their SaaS Agreement before its contractual expiration date in exchange for a negotiated early termination fee. The termination occurred after the April 30, 2026 balance-sheet date.

Settlement of shareholder litigation

On July 17, 2026, the Company and Mr. Satoshi Kobayashi reached a judicial settlement with the plaintiffs in the Tokyo District Court litigation described in Note 17. The defendants agreed to pay JPY20,000,000 (USD127,665), jointly and severally, in full settlement of the claims. Payment was completed on July 27, 2026. Upon payment, the plaintiffs agreed to release the remaining claims and withdraw the provisional attachment orders affecting the Company’s bank accounts.

Warrant exercises

From May 1, 2026 through August 12, 2026, holders exercised warrants resulting in the issuance of 6,698,005 ordinary shares for aggregate cash proceeds of approximately US$2.345 million. The exercises included pre-funded warrants, ordinary investor warrants and placement-agent warrants. The Company’s latest cap table reflects warrant exercise activity through August 12, 2026.

Related party loans

The Company borrowed a total of JPY40,000,000 (USD255,330) from its Representative Director, Satoshi Kobayashi subsequent to year end, in two tranches as follows: (a) The first tranche of JPY13,000,000 (USD82,982) was made on July 21, 2026, with a repayment due date of October 31, 2026; and (b) the second tranche of JPY27,000,000 (USD172,348) has a repayment due date of September 15, 2026.

Co-CEO Patrick Gruhn provided interest free loan to Kephas Corp. on July 27, 2026 for JPY21,149,406 (USD135,000) and on June 11, 2026 for JPY46,998,680 (USD300,000), repayable no later than April 30, 2027.

Except as disclosed above, the Company has not identified any other material subsequent events requiring disclosure through the date these consolidated financial statements were available to be issued.